DISCONTINUED OPERATIONS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
DISCONTINUED OPERATIONS.
Revenues				$ 3,041,329
Cost of sales
Gross profit (loss)
Operating and other non-operating expenses		(50,298)
Loss from discontinued operations		(50,298)
Gain from sale of sports and entertainment business
Loss from discontinued operations		$ (50,298)